Advances to Suppliers	12 Months Ended
Dec. 31, 2018
Advances to Suppliers - Third Parties and Related Party, Net [Abstract]
ADVANCES TO SUPPLIERS

5.	ADVANCES TO SUPPLIERS

Advances to suppliers as of December 31, 2018 and 2017 consist of the following:

	2018	2017

Advances to suppliers	$152,751	$386,241

During the years ended December 31, 2018, 2017 and 2016, impairment charges (recovery) on advances to suppliers from continuing operations were $0, $0 and $(1,095), respectively. During the year ended December 31, 2016, impairment charges on advances to suppliers from discontinued operations were $32,321.